NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

18. NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Net income (loss) from continuing operations attributable to Ambow Education Holding Ltd.	168,441	142,140	(1,616,602)
Preferred shares redemption value accretion	(94,209)	—	—
Allocation of net income to participating preferred shareholders*	(55,534)	—	—
Numerator for basic income (loss) from continuing operations per share	18,698	142,140	(1,616,602)
Numerator for basic income (loss) from discontinued operations per share	47,591	(120,955)	(4,564)
Numerator for diluted income (loss) from continuing operations per share	18,698	142,140	(1,616,602)
Numerator for diluted income (loss) from discontinued operations per share	47,591	(120,955)	(4,564)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding	85,551,412	142,939,038	145,659,940
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding	112,122,045	150,432,812	145,659,940
Basic income (loss) per share- continuing operations	0.22	0.99	(11.10)
Basic income (loss) per share- discontinued operations	0.56	(0.85)	(0.03)
Diluted income (loss) per share- continuing operations	0.17	0.94	(11.10)
Diluted income (loss) per share- discontinued operations	0.42	(0.85)	(0.03)

*         Net income for the periods has been allocated to preferred shares and ordinary shares based on their respective rights to share in dividends.

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income per share is computed using the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period. For the years ended December 31, 2010, 2011 and 2012 no warrants or preferred shares that were anti-dilutive and excluded from the calculation of diluted net income per share. Options that were approximately 7.2 million shares, 9.3 million shares and 11.9 million options which were out-of-money, were anti-dilutive and excluded from the calculation of diluted net income (loss) per share for 2010, 2011 and 2012 respectively. Approximately 4.2 million of options, which were in-the-money were also excluded from the calculation of diluted net loss per share for the year ended December 31, 2012, which was loss period,  and their effects would be anti-dilutive.